Securities Available for Sale, Other-Than-Temporary Impaired Debt Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	$ 256	$ 541	$ 692
Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	240	423	672
Total changes to OCI for non-credit-related OTTI	(237)	(74)	(172)
Total OTTI losses recorded on debt securities	3	349	500
Debt Securities [Member] | Credit-related OTTI [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	237	422	400
Debt Securities [Member] | Intent-to-sell OTTI [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	3	1	272
US States and Political Subdivisions [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	16	2	16
Total changes to OCI for non-credit-related OTTI	1	(1)	(4)
Residential [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	84	252	175
Total changes to OCI for non-credit-related OTTI	(178)	(171)	(326)
Commercial [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	86	101	120
Total changes to OCI for non-credit-related OTTI	(88)	105	138
Collateralized debt obligations [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	1	1	15
Total changes to OCI for non-credit-related OTTI	(1)	4	54
Other Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	42	64	69
Total changes to OCI for non-credit-related OTTI	28	(13)	(33)
Corporate debt securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total OTTI recorded as part of gross realized losses	11	3	10
Total changes to OCI for non-credit-related OTTI	$ 1	$ 2	$ (1)